Schedule of accounts receivable net (Details)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)	Dec. 31, 2021 SGD ($)
Credit Loss [Abstract]
Accounts receivable	$ 447,731	$ 590,691	$ 252,818	$ 156,604
Accounts receivable	(7,430)	(9,802)	(9,102)	(23,210)
Accounts receivable	$ 440,301	$ 580,889	$ 243,716	$ 133,394